Annual Fund Operating Expenses - Modern Capital Tactical Income Fund	Jul. 29, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	2.12%	[1]
Expenses (as a percentage of Assets)	3.60%
Fee Waiver or Reimbursement	0.43%	[2]
Net Expenses (as a percentage of Assets)	3.17%
Class ADV Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.61%
Acquired Fund Fees and Expenses	2.12%	[1]
Expenses (as a percentage of Assets)	3.58%
Fee Waiver or Reimbursement	0.43%	[2]
Net Expenses (as a percentage of Assets)	3.15%

[1]	The acquired fund fees and expenses are the indirect costs of investing in other investment companies. The acquired fund fees and expenses are estimated.
[2]	Modern Capital Management Co., the adviser to the Fund, (the “Adviser”) and Modern Capital Funds Trust (the “Trust”) on behalf of the Fund have entered into an expense limitation agreement whereby the Adviser has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses, including the adviser's management fee (exclusive of (i) brokerage fees and commissions; (ii) shareholder servicing fees; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; (v) specialized pricing services and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) in order to limit annual Fund operating expenses to 0.90%, and 0.90% for Class A shares, and Class ADV shares, respectively. These expense limitations will remain in effect until at least July 29, 2026. This agreement may be terminated by the Trust’s Board of Trustees (the “Board”) upon written notice to the Adviser. The agreement may not be terminated by the Adviser without consent of the Board. The Adviser will be permitted to recover fees and expenses it has borne, within three years after the fees were waived or expenses reimbursed, only to the extent that the Fund’s expenses do not exceed the lesser of (1) the expense limit in effect at the time the adviser waives or limits the fees and (2) the expense limit in effect at the time the Adviser recovers fees.